SCHEDULE OF COMPONENT OF INCOME (LOSS) BEFORE INCOME TAX (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
ComponentsOfIncomeTaxLineItems [Line Items]
Total	$ 917,053	$ (5,982,642)	$ 2,717,963
CHINA
ComponentsOfIncomeTaxLineItems [Line Items]
Total	1,834,445	(685,469)	2,718,254
CAYMAN ISLANDS
ComponentsOfIncomeTaxLineItems [Line Items]
Total	(720,686)	(5,287,741)	(4,329)
HONG KONG
ComponentsOfIncomeTaxLineItems [Line Items]
Total	$ (196,706)	$ (9,432)	$ 4,038